Income Taxes - Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Financial statement allowance for loan losses in excess of tax allowance	$ 8,317	$ 8,191
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,815)	(1,723)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,174	1,010
Writedown of other real estate not deductible for income tax purposes until sold	162	1,024
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss on securities available-for-sale	528	421
Other items, net	153	728
Net deferred tax asset	$ 8,039	$ 9,171